CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2025	12/31/2024
Cash and banks
In Brazil	1,178,037	701,494
Abroad	5,626,095	13,318,603
	6,804,132	14,020,097

Financial investments
In Brazil	5,509,312	7,688,051
Abroad	2,107,578	1,602,049
	7,616,890	9,290,100
	14,421,022	23,310,197

The financial resources available in the Brazil are primarily invested in private and public securities with income linked to the variation of Interbank Deposit Certificates (CDI) and repurchase and resale agreements backed by fixed income securities. The Company applies part of the resources through exclusive investment funds, whose financial statements were consolidated.

Overseas financial resources are held in dollars and euros and are invested in TD (Time Deposit) transactions at pre-fixed rates as well as in accounts subject to automatic remuneration and daily liquidity. Yields are pegged to FED Funds and the ECB’s deposit rate. Bank counterparties are first-rate by Management.

Accounting Policy

Cash and cash equivalents include cash, bank deposits and other short-term investments of immediate liquidity, redeemable within 90 days of the contracting date, readily convertible into an amount known as cash and with presenting insignificant risk of change in market value.